SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:-	SUBSEQUENT EVENTS
During July 2019, RADA Sensors Inc purchased the remaining 25% interest in RADA Technologies LLC from SAZETechnologies LLC for total consideration of $500.